Schedule of Investments (unaudited)
December 31, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc.	4,026	$ 188,256
Astronics Corp.(a)	12,305	147,660
Axon Enterprise, Inc.(a)	17,323	2,719,711
Curtiss-Wright Corp.	260	36,054
Mercury Systems, Inc.(a)	27,481	1,513,104
PAE, Inc.(a)	3,754	37,277
		4,642,062
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A(a)	7,177	604,591
Airlines — 0.8%
Alaska Air Group, Inc.(a)	51,122	2,663,456
JetBlue Airways Corp.(a)	13,723	195,416
		2,858,872
Auto Components — 1.0%
BorgWarner, Inc.	72,625	3,273,209
Cooper-Standard Holdings, Inc.(a)	8,369	187,549
LCI Industries	409	63,751
QuantumScape Corp.(a)	7,064	156,750
		3,681,259
Automobiles — 0.1%
Canoo, Inc.(a)	21,500	165,980
Harley-Davidson, Inc.	5,344	201,415
		367,395
Banks — 6.0%
Bank of Hawaii Corp.	49,979	4,186,241
BankFinancial Corp.	6,721	71,713
Capital City Bank Group, Inc.	1,564	41,290
CIT Group, Inc.(a)	966	49,594
Citizens & Northern Corp.	2,187	57,124
Cullen/Frost Bankers, Inc.	1,814	228,691
Eagle Bancorp Montana, Inc.	1,756	40,353
East West Bancorp, Inc.	1,597	125,652
First Busey Corp.	2,855	77,428
First Business Financial Services, Inc.	1,681	49,035
First Financial Bankshares, Inc.	7,186	365,336
First Horizon Corp.	6,409	104,659
First Interstate BancSystem, Inc., Class A	52,807	2,147,661
First Northwest Bancorp	4,537	91,783
First Western Financial, Inc.(a)	61	1,852
Heartland Financial USA, Inc.	19,001	961,641
HomeTrust Bancshares, Inc.	5,729	177,484
Independent Bank Corp.	12,644	301,812
Investar Holding Corp.	1,354	24,927
Lakeland Bancorp, Inc.	9,001	170,929
Level One Bancorp, Inc.	995	39,243
Macatawa Bank Corp.	10,241	90,326
Mercantile Bank Corp.	4,993	174,905
Mid Penn Bancorp, Inc.	293	9,300
Midland States Bancorp, Inc.	12,341	305,933
Oak Valley Bancorp	837	14,564
OceanFirst Financial Corp.	15,549	345,188
Peapack-Gladstone Financial Corp.	3,769	133,423
Pinnacle Financial Partners, Inc.	18,749	1,790,529
Republic First Bancorp, Inc.(a)	55,595	206,813
SouthState Corp.	19,898	1,594,029
TriState Capital Holdings, Inc.(a)	1,585	47,962
UMB Financial Corp.	1,036	109,930
Umpqua Holdings Corp.	29,193	561,673
United Security Bancshares	46	374
Security	Shares	Value
Banks (continued)
Western Alliance Bancorp	1,057	$ 113,786
Wintrust Financial Corp.	46,352	4,209,689
Zions Bancorp NA	49,576	3,131,220
		22,154,092
Beverages — 0.0%
Brown-Forman Corp., Class B	1,888	137,559
NewAge, Inc.(a)	11,190	11,526
		149,085
Biotechnology — 3.5%
Agenus, Inc.(a)	36,789	118,461
Akebia Therapeutics, Inc.(a)	75,711	171,107
Akouos, Inc.(a)	2,192	18,632
Alector, Inc.(a)	9,083	187,564
Allogene Therapeutics, Inc.(a)	2,062	30,765
Applied Molecular Transport, Inc.(a)	2,908	40,654
Applied Therapeutics, Inc.(a)	3,395	30,385
Arcutis Biotherapeutics, Inc.(a)	4,617	95,757
Atara Biotherapeutics, Inc.(a)	16,917	266,612
Atreca, Inc., Class A(a)	39,923	120,967
Beyondspring, Inc.(a)	12,040	54,541
BioCryst Pharmaceuticals, Inc.(a)	4,855	67,242
Black Diamond Therapeutics, Inc.(a)	7,711	41,100
Bridgebio Pharma, Inc.(a)	23,549	392,797
C4 Therapeutics, Inc.(a)	1,407	45,305
Cabaletta Bio, Inc.(a)	2,897	10,980
Denali Therapeutics, Inc.(a)	8,925	398,055
Enochian Biosciences, Inc.(a)	11,004	80,219
Exelixis, Inc.(a)	99,155	1,812,553
Foghorn Therapeutics, Inc.(a)	5,132	117,369
Frequency Therapeutics, Inc.(a)	8,879	45,549
G1 Therapeutics, Inc.(a)	5,048	51,540
Galera Therapeutics, Inc.(a)	5,796	26,604
GlycoMimetics, Inc.(a)	8,547	12,308
Gritstone bio, Inc.(a)	10,690	137,473
Halozyme Therapeutics, Inc.(a)	7,613	306,119
Heron Therapeutics, Inc.(a)	3,131	28,586
Infinity Pharmaceuticals, Inc.(a)	9,578	21,551
Inovio Pharmaceuticals, Inc.(a)	9,407	46,941
Inozyme Pharma, Inc.(a)	3,382	23,065
Invitae Corp.(a)	10,694	163,297
Ironwood Pharmaceuticals, Inc.(a)	2,293	26,736
Karyopharm Therapeutics, Inc.(a)	75,458	485,195
Kiniksa Pharmaceuticals Ltd., Class A(a)	30,615	360,339
Metacrine, Inc.(a)	10,531	7,100
Mirum Pharmaceuticals, Inc.(a)	7,920	126,324
Natera, Inc.(a)	7,444	695,195
NextCure, Inc.(a)	13,482	80,892
Novavax, Inc.(a)	579	82,838
Olema Pharmaceuticals, Inc.(a)	5,194	48,616
Oncorus, Inc.(a)	2,294	12,089
OPKO Health, Inc.(a)	33,982	163,453
Oyster Point Pharma, Inc.(a)	2,997	54,725
Passage Bio, Inc.(a)	9,854	62,573
PhaseBio Pharmaceuticals, Inc.(a)	12,789	33,379
PMV Pharmaceuticals, Inc.(a)	2,578	59,552
Poseida Therapeutics, Inc.(a)	23,473	159,851
Precision BioSciences, Inc.(a)	18,090	133,866
PTC Therapeutics, Inc.(a)	5,493	218,786
Puma Biotechnology, Inc.(a)	4,939	15,015
Sangamo Therapeutics, Inc.(a)	14,588	109,410
Sarepta Therapeutics, Inc.(a)	10,398	936,340
Silverback Therapeutics, Inc.(a)	12,793	85,201

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Solid Biosciences, Inc.(a)	10,839	$ 18,968
Sorrento Therapeutics, Inc.(a)	21,700	100,905
Spruce Biosciences, Inc.(a)	690	3,077
SQZ Biotechnologies Co.(a)	1,031	9,207
Sutro Biopharma, Inc.(a)	8,681	129,173
Taysha Gene Therapies, Inc.(a)	11,881	138,414
Twist Bioscience Corp.(a)	1,500	116,085
Ultragenyx Pharmaceutical, Inc.(a)	8,667	728,808
United Therapeutics Corp.(a)	5,740	1,240,299
UroGen Pharma Ltd.(a)	2,783	26,466
Veracyte, Inc.(a)	9,118	375,662
Vertex Pharmaceuticals, Inc.(a)	3,995	877,302
Vincerx Pharma, Inc.(a)	7,418	75,589
Vir Biotechnology, Inc.(a)	2,304	96,469
X4 Pharmaceuticals, Inc.(a)	10,021	22,948
		12,880,945
Building Products — 3.6%
A O Smith Corp.	12,889	1,106,521
Builders FirstSource, Inc.(a)	58,414	5,006,664
Fortune Brands Home & Security, Inc.	5,056	540,486
Lennox International, Inc.	3,712	1,204,024
Owens Corning	43,323	3,920,731
Trex Co., Inc.(a)	11,651	1,573,235
		13,351,661
Capital Markets — 1.7%
FactSet Research Systems, Inc.	3,759	1,826,912
Stifel Financial Corp.	58,142	4,094,360
Virtus Investment Partners, Inc.	1,614	479,519
		6,400,791
Chemicals — 2.3%
Avient Corp.	5,459	305,431
Hawkins, Inc.	3,969	156,577
HB Fuller Co.	34,123	2,763,963
Mosaic Co.	46,300	1,819,127
Sensient Technologies Corp.	470	47,028
Valvoline, Inc.	90,534	3,376,013
		8,468,139
Commercial Services & Supplies — 0.2%
Cimpress PLC(a)	1,674	119,875
Kimball International, Inc., Class B	8,166	83,538
Quad/Graphics, Inc.(a)	13,209	52,836
Steelcase, Inc., Class A	12,275	143,863
Tetra Tech, Inc.	2,679	454,895
		855,007
Communications Equipment — 1.5%
Applied Optoelectronics, Inc.(a)	7,689	39,522
Calix, Inc.(a)	9,181	734,205
Ciena Corp.(a)	923	71,043
Juniper Networks, Inc.	135,854	4,851,346
		5,696,116
Construction & Engineering — 2.2%
EMCOR Group, Inc.	34,387	4,380,560
MasTec, Inc.(a)	26,935	2,485,562
Primoris Services Corp.	4,544	108,965
Quanta Services, Inc.	11,521	1,320,998
		8,296,085
Consumer Finance — 1.0%
Ally Financial, Inc.	69,302	3,299,468
Security	Shares	Value
Consumer Finance (continued)
PROG Holdings, Inc.(a)	5,028	$ 226,813
Upstart Holdings, Inc.(a)	878	132,842
		3,659,123
Containers & Packaging — 0.6%
Sealed Air Corp.	34,836	2,350,385
Distributors — 0.2%
Pool Corp.	1,344	760,704
Diversified Consumer Services — 1.9%
2U, Inc.(a)	45,679	916,778
Chegg, Inc.(a)	31,439	965,177
H&R Block, Inc.	67,517	1,590,701
Service Corp. International	51,361	3,646,117
		7,118,773
Diversified Financial Services — 1.2%
Voya Financial, Inc.	65,435	4,338,995
Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A(a)	12,674	909,486
EchoStar Corp., Class A(a)	10,635	280,232
Iridium Communications, Inc.(a)	35,034	1,446,554
		2,636,272
Electric Utilities — 0.7%
Portland General Electric Co.	48,283	2,555,136
Electrical Equipment — 0.9%
Bloom Energy Corp., Class A(a)	18,523	406,209
nVent Electric PLC	5,672	215,536
Plug Power, Inc.(a)	17,512	494,364
Regal Rexnord Corp.	4,943	841,200
Sunrun, Inc.(a)	45,832	1,572,038
		3,529,347
Electronic Equipment, Instruments & Components — 1.9%
Avnet, Inc.	101,060	4,166,704
ePlus, Inc.(a)	4,741	255,445
Littelfuse, Inc.	6,589	2,073,427
National Instruments Corp.	2,332	101,838
ScanSource, Inc.(a)	10,608	372,129
		6,969,543
Energy Equipment & Services — 0.8%
Helmerich & Payne, Inc.	4,358	103,285
Newpark Resources, Inc.(a)	31,856	93,657
Oceaneering International, Inc.(a)	43,922	496,758
Patterson-UTI Energy, Inc.	56,514	477,543
ProPetro Holding Corp.(a)	52,734	427,145
Schlumberger NV	45,837	1,372,818
Seadrill Ltd.(a)	74	10
TechnipFMC PLC(a)	16,522	97,810
		3,069,026
Entertainment — 0.3%
Cinemark Holdings, Inc.(a)	54,071	871,625
Lions Gate Entertainment Corp., Class A(a)	4,019	66,876
Zynga, Inc., Class A(a)	7,175	45,920
		984,421
Equity Real Estate Investment Trusts (REITs) — 9.2%
Alpine Income Property Trust, Inc.	6,880	137,875
American Homes 4 Rent, Class A	111,113	4,845,638
Ashford Hospitality Trust, Inc.(a)	7,412	71,155
Braemar Hotels & Resorts, Inc.(a)	137,199	699,715
Brixmor Property Group, Inc.	136,789	3,475,809
Clipper Realty, Inc.	6,618	65,783

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc.	19,188	$ 60,058
CorePoint Lodging, Inc.(a)	3,242	50,899
CubeSmart	83,596	4,757,448
Douglas Emmett, Inc.	13,048	437,108
EastGroup Properties, Inc.	14,956	3,407,725
Equity LifeStyle Properties, Inc.	19,746	1,730,934
First Industrial Realty Trust, Inc.	69,811	4,621,488
Highwoods Properties, Inc.	84,213	3,755,058
Lamar Advertising Co., Class A	3,205	388,767
Life Storage, Inc.	31,487	4,823,179
Postal Realty Trust, Inc., Class A	4,165	82,467
Regency Centers Corp.	7,064	532,272
Simon Property Group, Inc.	2,296	366,832
		34,310,210
Food & Staples Retailing — 0.6%
Albertsons Cos., Inc., Class A	2,743	82,811
Andersons, Inc.	241	9,329
BJ’s Wholesale Club Holdings, Inc.(a)	9,881	661,731
Chefs’ Warehouse, Inc.(a)	5,158	171,761
Natural Grocers by Vitamin Cottage, Inc.	1,395	19,879
Performance Food Group Co.(a)(b)	21,624	992,325
Rite Aid Corp.(a)	27,301	401,052
		2,338,888
Food Products — 0.3%
Bunge Ltd.	4,941	461,292
Hostess Brands, Inc.(a)	7,055	144,063
Seneca Foods Corp., Class A(a)	2,710	129,944
Vital Farms, Inc.(a)	23,384	422,315
		1,157,614
Gas Utilities — 1.2%
Brookfield Infrastructure Corp., Class A	2,189	149,421
Southwest Gas Holdings, Inc.	18	1,261
UGI Corp.	91,729	4,211,278
		4,361,960
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.(a)	26,419	126,019
AtriCure, Inc.(a)	810	56,319
DENTSPLY SIRONA, Inc.	1,457	81,286
Eargo, Inc.(a)	29,667	151,302
Envista Holdings Corp.(a)	19,793	891,873
Globus Medical, Inc., Class A(a)	15,995	1,154,839
Haemonetics Corp.(a)	32,536	1,725,710
Heska Corp.(a)	1,692	308,773
Inogen, Inc.(a)	850	28,900
Integer Holdings Corp.(a)	768	65,733
Masimo Corp.(a)	576	168,641
Merit Medical Systems, Inc.(a)	854	53,204
Natus Medical, Inc.(a)	7,453	176,860
OraSure Technologies, Inc.(a)(b)	7,518	65,331
Penumbra, Inc.(a)	7,397	2,125,306
Shockwave Medical, Inc.(a)	3,646	650,191
Sientra, Inc.(a)	10,446	38,337
Tandem Diabetes Care, Inc.(a)	14,631	2,202,258
		10,070,882
Health Care Providers & Services — 1.8%
1Life Healthcare, Inc.(a)	19,776	347,464
Aveanna Healthcare Holdings, Inc.(a)	6,401	47,367
Henry Schein, Inc.(a)	30,858	2,392,421
LHC Group, Inc.(a)	14,859	2,039,101
Molina Healthcare, Inc.(a)	3,029	963,464
Security	Shares	Value
Health Care Providers & Services (continued)
Patterson Cos., Inc.	17,761	$ 521,285
Progyny, Inc.(a)	5,271	265,395
R1 RCM, Inc.(a)	2,416	61,584
		6,638,081
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(a)	26,496	488,851
American Well Corp., Class A(a)	10,300	62,212
Doximity, Inc., Class A(a)	4,772	239,220
Omnicell, Inc.(a)	5,970	1,077,227
Phreesia, Inc.(a)	1,443	60,115
Vocera Communications, Inc.(a)	2,465	159,831
		2,087,456
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc.(a)	8,961	116,672
International Game Technology PLC	73,692	2,130,436
Papa John’s International, Inc.	3,028	404,147
Penn National Gaming, Inc.(a)	2,829	146,684
PlayAGS, Inc.(a)	6,553	44,495
Shake Shack, Inc., Class A(a)	20,162	1,454,890
Sweetgreen, Inc., Class A(a)	2,513	80,416
Travel + Leisure Co.	63,707	3,521,086
Wendy’s Co.	27,792	662,839
Wingstop, Inc.	9,340	1,613,952
		10,175,617
Household Durables — 1.8%
Casper Sleep, Inc.(a)	19,083	127,474
GoPro, Inc., Class A(a)	40,370	416,215
Green Brick Partners, Inc.(a)	18,082	548,427
iRobot Corp.(a)	19,900	1,311,012
LGI Homes, Inc.(a)	17,954	2,773,534
Meritage Homes Corp.(a)	7,303	891,404
Sonos, Inc.(a)	16,280	485,144
		6,553,210
Household Products — 0.3%
Central Garden & Pet Co., Class A(a)	22,451	1,074,280
Independent Power and Renewable Electricity Producers — 0.6%
Brookfield Renewable Corp., Class A	24,702	909,775
Clearway Energy, Inc., Class A	6,068	203,156
Sunnova Energy International, Inc.(a)	39,562	1,104,571
		2,217,502
Insurance — 2.6%
Athene Holding Ltd., Class A(a)	6,240	519,979
Crawford & Co., Class A	2,123	15,901
Hanover Insurance Group, Inc.	30,423	3,987,239
Investors Title Co.	140	27,601
Reinsurance Group of America, Inc.	29,862	3,269,590
Trupanion, Inc.(a)	10,667	1,408,364
Unum Group	15,696	385,651
		9,614,325
Interactive Media & Services — 0.1%
Eventbrite, Inc., Class A(a)	2,136	37,252
fuboTV, Inc.(a)	24,232	376,081
Liberty TripAdvisor Holdings, Inc., Class A(a)	8,568	18,592
		431,925
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com, Inc., Class A(a)	18,587	434,378
Lands’ End, Inc.(a)	6,053	118,820
Overstock.com, Inc.(a)	14,970	883,380

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
RealReal, Inc.(a)	26,250	$ 304,763
Stitch Fix, Inc., Class A(a)	12,296	232,640
		1,973,981
IT Services — 2.3%
Conduent, Inc.(a)	108,845	581,232
CSG Systems International, Inc.	1,227	70,700
Genpact Ltd.	57,954	3,076,198
LiveRamp Holdings, Inc.(a)	15,930	763,844
MongoDB, Inc.(a)	1,966	1,040,702
Paymentus Holdings, Inc., Class A(a)	7,723	270,151
StoneCo Ltd., Class A(a)	9,833	165,784
Western Union Co.	138,397	2,469,002
Wix.com Ltd.(a)	739	116,607
		8,554,220
Leisure Products — 0.3%
YETI Holdings, Inc.(a)(b)	12,601	1,043,741
Life Sciences Tools & Services — 3.5%
Adaptive Biotechnologies Corp.(a)	3,037	85,218
Berkeley Lights, Inc.(a)	2,027	36,851
Bruker Corp.	31,400	2,634,774
Medpace Holdings, Inc.(a)	11,694	2,545,082
Pacific Biosciences of California, Inc.(a)	1,891	38,690
Personalis, Inc.(a)	22,525	321,432
Repligen Corp.(a)	14,817	3,924,134
Syneos Health, Inc.(a)	34,390	3,531,165
		13,117,346
Machinery — 3.3%
AGCO Corp.	14,816	1,718,952
Allison Transmission Holdings, Inc.	3,935	143,037
Astec Industries, Inc.	1,243	86,103
Desktop Metal, Inc., Class A(a)	48,797	241,545
Hurco Cos., Inc.	1,727	51,292
Hyliion Holdings Corp.(a)	16,706	103,577
Manitowoc Co., Inc.(a)	11,492	213,636
Meritor, Inc.(a)	5,832	144,517
Oshkosh Corp.	2,094	236,015
Pentair PLC	62,320	4,551,230
Snap-on, Inc.	21,848	4,705,622
		12,195,526
Media — 0.4%
AMC Networks, Inc., Class A(a)	1,512	52,073
Cardlytics, Inc.(a)	9,310	615,298
comScore, Inc.(a)	12,160	40,614
Discovery, Inc., Class A(a)	1,272	29,943
Entravision Communications Corp., Class A	6,891	46,721
EW Scripps Co., Class A	5,539	107,180
Hemisphere Media Group, Inc.(a)	2,895	21,047
Interpublic Group of Cos., Inc.	2,700	101,115
Nexstar Media Group, Inc., Class A	2,221	335,326
TEGNA, Inc.	4,402	81,701
Thryv Holdings, Inc.(a)	2,337	96,121
		1,527,139
Metals & Mining — 1.5%
Materion Corp.	2,520	231,689
Reliance Steel & Aluminum Co.	20,672	3,353,412
Royal Gold, Inc.	481	50,606
Ryerson Holding Corp.	8,393	218,638
Schnitzer Steel Industries, Inc., Class A	25,265	1,311,759
Steel Dynamics, Inc.	7,665	475,766
		5,641,870
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust, Inc., Class A	40,987	$ 1,255,022
Multiline Retail — 0.7%
Franchise Group, Inc.	3,954	206,241
Kohl’s Corp.	34,876	1,722,525
Nordstrom, Inc.(a)	28,374	641,820
		2,570,586
Multi-Utilities — 0.4%
NiSource, Inc.	38,023	1,049,815
NorthWestern Corp.	6,302	360,222
		1,410,037
Oil, Gas & Consumable Fuels — 2.6%
Antero Resources Corp.(a)	9,272	162,260
Ardmore Shipping Corp.(a)	9,801	33,127
Brigham Minerals, Inc., Class A	20,439	431,059
Callon Petroleum Co.(a)	3,474	164,146
Chesapeake Energy Corp.	19,258	1,242,526
Clean Energy Fuels Corp.(a)	36,189	221,839
Continental Resources, Inc.	13,901	622,209
Devon Energy Corp.	59,647	2,627,450
EOG Resources, Inc.	15,867	1,409,466
EQT Corp.(a)	13,733	299,517
Falcon Minerals Corp.	37,948	184,807
Ovintiv, Inc.	14,716	495,929
PBF Energy, Inc., Class A(a)	37,785	490,071
Phillips 66	837	60,649
Ranger Oil Corp., Class A(a)	6,021	162,085
SandRidge Energy, Inc.(a)	4,220	44,141
Scorpio Tankers, Inc.	14,056	180,057
SM Energy Co.	6,693	197,310
Talos Energy, Inc.(a)	39,652	388,590
Texas Pacific Land Corp.	268	334,697
		9,751,935
Personal Products — 0.7%
Coty, Inc., Class A(a)	118,781	1,247,200
Herbalife Nutrition Ltd.(a)	19,984	817,945
Medifast, Inc.	2,824	591,430
Nature’s Sunshine Products, Inc.	2,994	55,389
Nu Skin Enterprises, Inc., Class A	1,442	73,182
		2,785,146
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.(a)	6,060	88,112
Atea Pharmaceuticals, Inc.(a)	13,848	123,801
Cassava Sciences, Inc.(a)	998	43,613
Catalent, Inc.(a)	24,285	3,109,209
Jazz Pharmaceuticals PLC(a)	3,526	449,212
Nektar Therapeutics(a)	53,326	720,434
NGM Biopharmaceuticals, Inc.(a)	1,993	35,296
Revance Therapeutics, Inc.(a)	1,083	17,675
Zogenix, Inc.(a)	3,836	62,335
		4,649,687
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	13,021	1,104,050
Franklin Covey Co.(a)	4,563	211,541
Insperity, Inc.	22,409	2,646,727
Kelly Services, Inc., Class A	13,346	223,812
Kforce, Inc.	7,364	553,920
Mistras Group, Inc.(a)	17,490	129,951
Robert Half International, Inc.	3,889	433,701
TriNet Group, Inc.(a)	10,395	990,228
		6,293,930

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA(a)	5,419	$ 60,801
Marcus & Millichap, Inc.(a)	9,758	502,147
Opendoor Technologies, Inc.(a)	14,146	206,673
Realogy Holdings Corp.(a)	39,502	664,029
		1,433,650
Road & Rail — 1.8%
Covenant Logistics Group, Inc.(a)	6,188	163,549
Landstar System, Inc.	3,083	551,919
Ryder System, Inc.	41,434	3,415,404
Schneider National, Inc., Class B	89,777	2,415,899
Werner Enterprises, Inc.	4,791	228,339
		6,775,110
Semiconductors & Semiconductor Equipment — 4.1%
Ambarella, Inc.(a)	1,598	324,218
Cirrus Logic, Inc.(a)	32,684	3,007,582
Enphase Energy, Inc.(a)	5,194	950,190
First Solar, Inc.(a)	739	64,411
Ichor Holdings Ltd.(a)	18,340	844,190
Lattice Semiconductor Corp.(a)	51,410	3,961,655
Meta Materials, Inc.(a)	7,623	18,753
Monolithic Power Systems, Inc.	1,521	750,355
Power Integrations, Inc.	7,364	684,042
Silicon Laboratories, Inc.(a)	21,428	4,423,168
Wolfspeed, Inc.(a)	2,478	276,966
		15,305,530
Software — 7.0%
ACI Worldwide, Inc.(a)	8,132	282,180
Alteryx, Inc., Class A(a)	2,298	139,029
Appian Corp.(a)	4,398	286,794
Asana, Inc., Class A(a)	4,692	349,789
Bill.com Holdings, Inc.(a)	5,622	1,400,721
Box, Inc., Class A(a)	30,220	791,462
Braze, Inc., Class A(a)	93	7,176
BTRS Holdings, Inc., Class A(a)	5,443	42,564
C3.ai, Inc., Class A(a)	39,592	1,237,250
Dynatrace, Inc.(a)	2,478	149,547
Elastic NV(a)	4,870	599,448
Everbridge, Inc.(a)	3,142	211,551
Expensify, Inc., Class A(a)	5,006	220,264
Gitlab, Inc., Class A(a)	1,445	125,715
HubSpot, Inc.(a)	1,607	1,059,254
LivePerson, Inc.(a)	40,296	1,439,373
Manhattan Associates, Inc.(a)	17,645	2,743,621
PagerDuty, Inc.(a)	76,389	2,654,518
Paylocity Holding Corp.(a)	7,569	1,787,495
Progress Software Corp.	19,100	921,957
PROS Holdings, Inc.(a)	3,264	112,575
Rapid7, Inc.(a)	23,217	2,732,409
Sailpoint Technologies Holdings, Inc.(a)	6,983	337,558
Smartsheet, Inc., Class A(a)	2,284	176,896
Sprout Social, Inc., Class A(a)	2,569	232,983
Tenable Holdings, Inc.(a)	18,148	999,410
Varonis Systems, Inc.(a)	62,757	3,061,287
Workiva, Inc.(a)	15,070	1,966,484
		26,069,310
Specialty Retail — 2.9%
American Eagle Outfitters, Inc.	48,904	1,238,249
Asbury Automotive Group, Inc.(a)	566	97,765
AutoNation, Inc.(a)	2,218	259,173
Chico’s FAS, Inc.(a)	7,915	42,583
Conn’s, Inc.(a)	23,862	561,234
Security	Shares	Value
Specialty Retail (continued)
Designer Brands, Inc., Class A(a)	11,850	$ 168,388
Dick’s Sporting Goods, Inc.	20,511	2,358,560
Express, Inc.(a)	7,045	21,699
Lithia Motors, Inc.	7,029	2,087,262
MarineMax, Inc.(a)	24,002	1,417,078
National Vision Holdings, Inc.(a)	21,072	1,011,245
Penske Automotive Group, Inc.	3,673	393,819
Petco Health & Wellness Co., Inc.(a)	23,205	459,227
Shift Technologies, Inc.(a)	26,791	91,357
Signet Jewelers Ltd.	822	71,539
Sonic Automotive, Inc., Class A	1,739	85,994
Urban Outfitters, Inc.(a)	2,695	79,125
Vroom, Inc.(a)	2,663	28,734
Williams-Sonoma, Inc.	1,462	247,268
		10,720,299
Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A(a)	87,678	2,853,919
Textiles, Apparel & Luxury Goods — 0.8%
Fossil Group, Inc.(a)	25,954	267,067
Skechers USA, Inc., Class A(a)	54,766	2,376,844
Tapestry, Inc.	8,226	333,976
Unifi, Inc.(a)	3,146	72,830
		3,050,717
Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd.	7,469	340,064
Federal Agricultural Mortgage Corp., Class C	19,432	2,408,208
Flagstar Bancorp, Inc.	2,695	129,198
Merchants Bancorp	2,356	111,509
Premier Financial Corp.	1,255	38,792
Radian Group, Inc.	24,396	515,488
Southern Missouri Bancorp, Inc.	779	40,640
Walker & Dunlop, Inc.	5,978	901,961
Washington Federal, Inc.	4,445	148,374
Western New England Bancorp, Inc.	14,788	129,543
		4,763,777
Trading Companies & Distributors — 1.3%
GMS, Inc.(a)	810	48,689
MRC Global, Inc.(a)	10,709	73,678
SiteOne Landscape Supply, Inc.(a)	19,491	4,722,280
Watsco, Inc.	373	116,704
		4,961,351
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	9,135	287,935
Total Long-Term Investments — 98.9% (Cost: $351,265,577)		368,401,539

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage SMID Cap Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	3,930,233	$ 3,930,233
SL Liquidity Series, LLC, Money Market Series, 0.15%(e)	333,550	333,584
Total Short-Term Securities — 1.2% (Cost: $4,263,817)		4,263,817
Total Investments — 100.1% (Cost: $355,529,394)		372,665,356
Liabilities in Excess of Other Assets — (0.1)%		(298,427)
Net Assets — 100.0%		$ 372,366,929
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 11,210,927	$ —	$ (7,280,694)(a)	$ —	$ —	$ 3,930,233	3,930,233	$ 332	$ —
SL Liquidity Series, LLC, Money Market Series	537,172	—	(203,475)(a)	(113)	—	333,584	333,550	4,587(b)	—
				$ (113)	$ —	$ 4,263,817		$ 4,919	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	18	03/18/22	$ 4,283	$ 68,057

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Advantage SMID Cap Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 368,401,539	$ —	$ —	$ 368,401,539
Short-Term Securities
Money Market Funds	3,930,233	—	—	3,930,233
	$ 372,331,772	$ —	$ —	372,331,772
Investments valued at NAV(a)				333,584
				$ 372,665,356
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 68,057	$ —	$ —	$ 68,057
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P	Standard & Poor’s